Credit Facilities, Long-Term Debt, and Finance Lease Obligations - Finance Lease Obligations (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments	$ 70	$ 78
Present value of minimum lease payments	63	69
Less: interest costs	7	9
Total finance lease obligations	63	69
Current portion of finance lease obligations	18	18
Long-term portion of finance lease obligations	45	51
Within one year
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments	21	20
Present value of minimum lease payments	20	20
Second to fifth years inclusive
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments	39	43
Present value of minimum lease payments	35	38
More than five years
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments	10	15
Present value of minimum lease payments	$ 8	$ 11